Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance (“PvP”) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (“Item 402(v)”), the Company is providing the following information regarding the relationship between the executive compensation actually paid by the Company and the financial performance of the Company over the applicable time period of the disclosure, calculated in a manner consistent with Item 402(v). Refer to the “Compensation Discussion and Analysis” section of this Proxy Statement for a discussion on how the Compensation Committee determines named executive officer pay.
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (a)(b)(c)	Average Summary Compensation Table Total for Non-CEO NEOs(d)	Average Compensation Actually Paid to Non-CEO NEOs(a)(b)(d)	Year-end value of $100 invested on 12/31/2019		Net Income ($mm)	Adjusted EBITDA ($mm)[14]	Adjusted Diluted EPS[15]
					Company TSR	S&P 500 Industrials (TR)
2022	$54,505,957	$51,229,750	$2,248,514	$1,167,175	$142.73	$120.91	$605	$1,435	$2.36
2021	$11,367,565	$26,768,202	$2,287,667	$4,355,177	$168.73	$130.16	$563	$1,192	$2.09
2020	$12,373,829	$24,423,018	$2,627,334	$3,169,464	$124.21	$109.01	($33)	$934	$1.28

(a)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
		CEO			Average Other NEOs
		2022	2021	2020	2022	2021	2020
Summary Compensation Table (“SCT”) Total		$54,505,957	$11,367,565	$12,373,829	$2,248,514	$2,287,667	$2,627,334
Adjustments for Pension
Deduct:	Change in Pension Value reported in SCT	$0	$0	$0	$0	$0	$0
Add:	Amount added for current year service cost	n/a	n/a	n/a	n/a	n/a	n/a
Add:	Amount added for prior service cost impacting current year	n/a	n/a	n/a	n/a	n/a	n/a
Total Adjustments for Pension		$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Deduct:	Grant date values in SCT	($51,297,935)	($7,454,041)	($8,607,596)	($1,240,928)	($1,070,766)	($1,943,350)
Add:	Year-end fair value of unvested awards granted in the current year	$55,421,266	$11,389,717	$17,782,559	$1,150,403	$1,636,124	$2,178,885
Add:	Year-over-year difference of year-end fair values for unvested awards granted in prior years	($4,849,563)	$11,342,130	$2,711,819	($643,997)	$1,466,034	$459,596
Add:	Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$0
Add:	Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($2,549,976)	$122,831	$162,409	($346,817)	$36,118	($153,000)
Deduct:	Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0
Add:	Dividends or dividend equivalents not otherwise included in total compensation	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards		($3,276,208)	$15,400,636	$12,049,190	($1,081,338)	$2,067,510	$542,130
Compensation Actually Paid		$51,229,750	$26,768,202	$24,423,018	$1,167,175	$4,355,177	$3,169,464

14	Adjusted EBITDA is a non-GAAP metric. For a reconciliation of Adjusted EBITDA to Net Income (Loss), see Annex A to this Proxy Statement.
15
Adjusted Diluted EPS is our “Company-Selected Measure” pursuant to Item 402(v). Amount presented for 2020 represents Supplemental Adjusted Diluted EPS. Adjusted Diluted EPS and Supplemental Adjusted Diluted EPS are non-GAAP metrics. For a reconciliation of Adjusted Diluted EPS to Diluted EPS (2022 and 2021) and of Supplemental Adjusted Diluted EPS to Diluted EPS (2020), see Annex A to this Proxy Statement.

(b)	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
−	Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.
−	Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
−	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
−	Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
−	Represents annual dividend yield on each vest/FYE date.
(c)
CEO Compensation Actually Paid in 2022 would have been $2,927,250 if Mr. Reynal’s special one-time Performance-Based Award was excluded from the calculation. We believe this is an appropriate alternative way to view Compensation Actually Paid in 2022 given the long-term nature of the award with vesting events occurring five to ten years after the grant date. In our view, including all of this long-term compensation as Compensation Actually Paid in a single year does not reflect the long-term nature of the award and overstates the actual compensation paid to Mr. Reynal in 2022.

(d)	For the non-CEO NEOs, the amounts in the table reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2022: Vikram Kini, Andrew Schiesl, Enrique Minarro-Viseras, Michael Weatherred
2021: Vikram Kini, Andrew Schiesl, Enrique Minarro-Viseras, Michael Weatherred
2020: Vikram Kini, Andrew Schiesl, Enrique Minarro-Viseras, Michael Weatherred, Emily Weaver

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote [Text Block]
(d)	For the non-CEO NEOs, the amounts in the table reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2022: Vikram Kini, Andrew Schiesl, Enrique Minarro-Viseras, Michael Weatherred
2021: Vikram Kini, Andrew Schiesl, Enrique Minarro-Viseras, Michael Weatherred
2020: Vikram Kini, Andrew Schiesl, Enrique Minarro-Viseras, Michael Weatherred, Emily Weaver

PEO Total Compensation Amount	$ 54,505,957	$ 11,367,565	$ 12,373,829
PEO Actually Paid Compensation Amount	$ 51,229,750	26,768,202	24,423,018
Adjustment To PEO Compensation, Footnote [Text Block]
(a)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
		CEO			Average Other NEOs
		2022	2021	2020	2022	2021	2020
Summary Compensation Table (“SCT”) Total		$54,505,957	$11,367,565	$12,373,829	$2,248,514	$2,287,667	$2,627,334
Adjustments for Pension
Deduct:	Change in Pension Value reported in SCT	$0	$0	$0	$0	$0	$0
Add:	Amount added for current year service cost	n/a	n/a	n/a	n/a	n/a	n/a
Add:	Amount added for prior service cost impacting current year	n/a	n/a	n/a	n/a	n/a	n/a
Total Adjustments for Pension		$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Deduct:	Grant date values in SCT	($51,297,935)	($7,454,041)	($8,607,596)	($1,240,928)	($1,070,766)	($1,943,350)
Add:	Year-end fair value of unvested awards granted in the current year	$55,421,266	$11,389,717	$17,782,559	$1,150,403	$1,636,124	$2,178,885
Add:	Year-over-year difference of year-end fair values for unvested awards granted in prior years	($4,849,563)	$11,342,130	$2,711,819	($643,997)	$1,466,034	$459,596
Add:	Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$0
Add:	Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($2,549,976)	$122,831	$162,409	($346,817)	$36,118	($153,000)
Deduct:	Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0
Add:	Dividends or dividend equivalents not otherwise included in total compensation	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards		($3,276,208)	$15,400,636	$12,049,190	($1,081,338)	$2,067,510	$542,130
Compensation Actually Paid		$51,229,750	$26,768,202	$24,423,018	$1,167,175	$4,355,177	$3,169,464

Non-PEO NEO Average Total Compensation Amount	$ 2,248,514	2,287,667	2,627,334
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,167,175	4,355,177	3,169,464
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(a)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
		CEO			Average Other NEOs
		2022	2021	2020	2022	2021	2020
Summary Compensation Table (“SCT”) Total		$54,505,957	$11,367,565	$12,373,829	$2,248,514	$2,287,667	$2,627,334
Adjustments for Pension
Deduct:	Change in Pension Value reported in SCT	$0	$0	$0	$0	$0	$0
Add:	Amount added for current year service cost	n/a	n/a	n/a	n/a	n/a	n/a
Add:	Amount added for prior service cost impacting current year	n/a	n/a	n/a	n/a	n/a	n/a
Total Adjustments for Pension		$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Deduct:	Grant date values in SCT	($51,297,935)	($7,454,041)	($8,607,596)	($1,240,928)	($1,070,766)	($1,943,350)
Add:	Year-end fair value of unvested awards granted in the current year	$55,421,266	$11,389,717	$17,782,559	$1,150,403	$1,636,124	$2,178,885
Add:	Year-over-year difference of year-end fair values for unvested awards granted in prior years	($4,849,563)	$11,342,130	$2,711,819	($643,997)	$1,466,034	$459,596
Add:	Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$0
Add:	Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($2,549,976)	$122,831	$162,409	($346,817)	$36,118	($153,000)
Deduct:	Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0
Add:	Dividends or dividend equivalents not otherwise included in total compensation	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards		($3,276,208)	$15,400,636	$12,049,190	($1,081,338)	$2,067,510	$542,130
Compensation Actually Paid		$51,229,750	$26,768,202	$24,423,018	$1,167,175	$4,355,177	$3,169,464

Tabular List [Table Text Block]
Tabular List of Financial Performance Measures Linked to Compensation Actually Paid
The following financial performance measures represent, in the Company’s view, the most important financial measures used to link Compensation Actually Paid to the NEOs in 2022 to Company performance:
Adjusted EBITDA
Adjusted EPS
Free Cash Flow
Relative TSR vs. S&P 500 Industrials

Total Shareholder Return Amount	$ 142.73	168.73	124.21
Peer Group Total Shareholder Return Amount	120.91	130.16	109.01
Net Income (Loss)	$ 605,000,000	$ 563,000,000	$ (33,000,000)
Company Selected Measure Amount | $ / shares	2.36	2.09	1.28
PEO Name	Mr. Reynal	Mr. Reynal	Mr. Reynal
Additional 402(v) Disclosure [Text Block]
Based on the PvP table above, the Compensation Actually Paid values for our CEO and non-CEO NEOs are directionally aligned with our stock price performance – i.e, in years where stock has appreciated, Compensation Actually Paid exceeds the values reported in the Summary Compensation Table, whereas in years where stock price depreciates, Compensation Actually Paid is lower than the amounts reported in the Summary Compensation Table. There would be an even clearer correlation if Mr. Reynal’s special one-time Performance-Based Award was not included in the 2022 Compensation Actually Paid calculation.
This is not an unexpected finding. As one of the key tenets of our compensation philosophy is to deliver the majority of compensation in long-term pay, each of our NEOs’ total pay packages are comprised primarily of equity awards. As such, the Compensation Actually Paid figures will generally move in tandem with TSR.
It is also worth noting that in each of the years disclosed in the table, our total return outpaced the S&P 500 Industrials’ return over the same measurement period.
As to the financial measures displayed in the table (Net Income, Adjusted EBITDA, and Adjusted EPS), the table demonstrates consistent year-over-year improvement for each of these performance measures. Over time, we would expect that continued strong execution on these financial measures would positively influence the TSR and increase Compensation Actually Paid, driving a result that is based on pay-for-performance.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	1,435,000,000	1,192,000,000	934,000,000
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
14	Adjusted EBITDA is a non-GAAP metric. For a reconciliation of Adjusted EBITDA to Net Income (Loss), see Annex A to this Proxy Statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
15
Adjusted Diluted EPS is our “Company-Selected Measure” pursuant to Item 402(v). Amount presented for 2020 represents Supplemental Adjusted Diluted EPS. Adjusted Diluted EPS and Supplemental Adjusted Diluted EPS are non-GAAP metrics. For a reconciliation of Adjusted Diluted EPS to Diluted EPS (2022 and 2021) and of Supplemental Adjusted Diluted EPS to Diluted EPS (2020), see Annex A to this Proxy Statement.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR vs. S&P 500 Industrials
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO compensation amount if excluding special one time performance bonus award	$ 2,927,250
Vesting period, minimum	5 years
Vesting period, maximum	10 years
PEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,276,208)	15,400,636	12,049,190
PEO [Member] | Grant Date Values in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,297,935)	(7,454,041)	(8,607,596)
PEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,421,266	11,389,717	17,782,559
PEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,849,563)	11,342,130	2,711,819
PEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,549,976)	122,831	162,409
PEO [Member] | Forfeitures During Current Year Equal to Prior Year-end Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or Dividend Equivalents Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,081,338)	2,067,510	542,130
Non-PEO NEO [Member] | Grant Date Values in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,240,928)	(1,070,766)	(1,943,350)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,150,403	1,636,124	2,178,885
Non-PEO NEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(643,997)	1,466,034	459,596
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(346,817)	36,118	(153,000)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal to Prior Year-end Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or Dividend Equivalents Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0